Taxes on Income - Schedule of Loss Before Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Income (Loss) Before Taxes [Abstract]
Israel	$ (5,467)	$ (2,866)	$ (2,081)
Foreign	(2,027)	(1,700)	(126)
Loss before taxes	$ (7,494)	$ (4,566)	$ (2,207)